Troubled Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts contracts
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	2
Pre- Modification Outstanding Recorded Investment	$ 17	$ 40
Post-Modification Outstanding Recorded Investment	17	40
Interest Only	0	0
Term	17	40
Combination	0	0
Total Modification	$ 17	$ 40
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contracts	3	1
Pre- Modification Outstanding Recorded Investment	$ 116	$ 62
Post-Modification Outstanding Recorded Investment	116	62
Interest Only	0	0
Term	116	62
Combination	0	0
Total Modification	$ 116	$ 62